Expense Example - Short Precious Metals ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	784	1,413	3,108	281	1,079	1,896	4,020